SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Assets from Segment to Consolidated
As a result of the change to our reportable segments, the segment information for the years ended December 31, 2017 and 2016 has been retrospectively restated.

	December 31, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	294,889	51,761	49,754	—	396,404	(49,754)	346,650
Vessel operating expenses	(42,736)	(22,511)	(9,834)	—	(75,081)	9,834	(65,247)
Voyage and commission expenses	(7,138)	(4,084)	(434)	—	(11,656)	434	(11,222)
Administrative expenses(4)	(9,384)	(5,425)	(1,306)	—	(16,115)	1,306	(14,809)
Segment EBITDA	235,631	19,741	38,180	—	293,552	(38,180)	255,372
Balance sheet:
Total assets (5)	1,115,663	534,805	—	590,349	2,240,817		2,240,817
Investment in affiliate	—	—	206,180	—	206,180	—	206,180

Other segmental financial information:
Capital expenditure(5)	(28,307)	(13,894)	—	—	(42,201)	—	(42,201)

	December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	316,599	116,503	—	—	433,102
Vessel operating expenses	(47,960)	(20,318)	—	—	(68,278)
Voyage and commission expenses	(8,375)	(1,319)	—	—	(9,694)
Administrative expenses(4)	(10,029)	(5,181)	—	—	(15,210)
Segment EBITDA	250,235	89,685	—	—	339,920

Balance sheet:
Total assets (5)	1,149,595	545,225	—	732,551	2,427,371

Other segmental financial information:
Capital expenditure (5)	(11,226)	(11,215)	—	—	(22,441)

	December 31, 2016
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	322,373	119,225	—	—	441,598
Vessel operating expenses	(43,884)	(16,002)	—	—	(59,886)
Voyage and commission expenses	(5,049)	(925)	—	—	(5,974)
Administrative expenses(4)	(5,773)	(2,827)	—	—	(8,600)
Segment EBITDA	267,667	99,471	—	—	367,138

Balance sheet:
Total assets (5)	1,206,186	557,682	—	488,840	2,252,708

Other segmental financial information:
Capital expenditure (5)	(344)	(5,026)	—	—	(5,370)

(1) Relates to the effective revenues, expenses and Segment EBITDA attributable to our 50% ownership of the Common Units of Hilli LLC (see note 10). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated income statement.
(2) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheet.
(3) Eliminations reverse the effective earnings attributable to our 50% ownership of the Common Units of Hilli LLC.
(4) General and administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while general and administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Common Units of Hilli LLC.
(5) Total assets and capital expenditure by segment refers to our principal assets and capital expenditure relating to our vessels, respectively.

Reconciliation of Revenue from Segments to Consolidated
As a result of the change to our reportable segments, the segment information for the years ended December 31, 2017 and 2016 has been retrospectively restated.

	December 31, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	294,889	51,761	49,754	—	396,404	(49,754)	346,650
Vessel operating expenses	(42,736)	(22,511)	(9,834)	—	(75,081)	9,834	(65,247)
Voyage and commission expenses	(7,138)	(4,084)	(434)	—	(11,656)	434	(11,222)
Administrative expenses(4)	(9,384)	(5,425)	(1,306)	—	(16,115)	1,306	(14,809)
Segment EBITDA	235,631	19,741	38,180	—	293,552	(38,180)	255,372
Balance sheet:
Total assets (5)	1,115,663	534,805	—	590,349	2,240,817		2,240,817
Investment in affiliate	—	—	206,180	—	206,180	—	206,180

Other segmental financial information:
Capital expenditure(5)	(28,307)	(13,894)	—	—	(42,201)	—	(42,201)

	December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	316,599	116,503	—	—	433,102
Vessel operating expenses	(47,960)	(20,318)	—	—	(68,278)
Voyage and commission expenses	(8,375)	(1,319)	—	—	(9,694)
Administrative expenses(4)	(10,029)	(5,181)	—	—	(15,210)
Segment EBITDA	250,235	89,685	—	—	339,920

Balance sheet:
Total assets (5)	1,149,595	545,225	—	732,551	2,427,371

Other segmental financial information:
Capital expenditure (5)	(11,226)	(11,215)	—	—	(22,441)

	December 31, 2016
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	322,373	119,225	—	—	441,598
Vessel operating expenses	(43,884)	(16,002)	—	—	(59,886)
Voyage and commission expenses	(5,049)	(925)	—	—	(5,974)
Administrative expenses(4)	(5,773)	(2,827)	—	—	(8,600)
Segment EBITDA	267,667	99,471	—	—	367,138

Balance sheet:
Total assets (5)	1,206,186	557,682	—	488,840	2,252,708

Other segmental financial information:
Capital expenditure (5)	(344)	(5,026)	—	—	(5,370)

(1) Relates to the effective revenues, expenses and Segment EBITDA attributable to our 50% ownership of the Common Units of Hilli LLC (see note 10). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated income statement.
(2) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheet.
(3) Eliminations reverse the effective earnings attributable to our 50% ownership of the Common Units of Hilli LLC.
(4) General and administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while general and administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Common Units of Hilli LLC.
(5) Total assets and capital expenditure by segment refers to our principal assets and capital expenditure relating to our vessels, respectively.

Revenue by Major Customer
For the years ended December 31, 2018, 2017 and 2016, revenues from each of the following customers accounted for over 10% of our total consolidated operating revenues:

(in thousands of $)	Segment	2018		2017		2016
PTNR	FSRU	68,474	17%	72,495	17%	67,774	15%
Petrobras	FSRU	63,098	16%	94,588	22%	103,368	23%
Jordan	FSRU	57,337	14%	57,144	13%	57,112	13%
DUSUP	FSRU	56,823	14%	44,726	10%	46,465	11%
KNPC	FSRU	48,093	12%	47,646	11%	47,654	11%

Revenues and Fixed Assets with Respect to Geographical Area
The following geographical data presents our consolidated reporting information: revenues from customers and fixed assets with respect only to our FSRUs, while operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2018	2017	2016
Indonesia	68,474	72,495	67,774
Brazil	63,098	94,588	103,368
Jordan	57,337	57,144	57,112
United Arab Emirates	56,823	44,726	46,465
Kuwait	48,093	47,645	47,654

Fixed assets (in thousands of $)	2018	2017
Jordan	261,163	269,846
Kuwait	258,942	259,310
Brazil	214,018	223,900
Indonesia	163,230	177,205
United Arab Emirates	—	108,776